Taxation - Schedule of Deferred Taxes (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2014 Current Portion [Member] USD ($)	Dec. 31, 2014 Current Portion [Member] CNY	Dec. 31, 2013 Current Portion [Member] CNY	Dec. 31, 2014 Non Current Portion [Member] USD ($)	Dec. 31, 2014 Non Current Portion [Member] CNY	Dec. 31, 2013 Non Current Portion [Member] CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities									$ 295	1,829	4,064	$ 2,423	15,030	35,145
Net operating losses	$ 29,600	183,649	156,296	181,936	$ (1,394)	(8,646)	(26,259)	(22,175)
Net operating loss carry forwards expiration year															2016	2019